February 7, 2012

DREYFUS MUNICIPAL FUNDS, INC.

-Dreyfus AMT-Free Municipal Bond Fund

Supplement to Prospectus
dated January 1, 2012

The following information supplements and supersedes the portfolio manager information contained in the sections of the prospectuses entitled “Fund Summary – Portfolio Management.”

The fund’s investment adviser is The Dreyfus Corporation.  The fund's primary portfolio managers are Steven Harvey and Daniel Rabasco, positions they have held since December 2009 and February 2012, respectively.  Mr. Harvey is a Director of Relationship Management, leading the Tax Sensitive Fixed Income client service effort at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation. Mr. Rabasco is the Chief Investment Officer for Tax Sensitive Fixed Income at Standish. Messrs. Harvey and Rabasco are also employees of The Dreyfus Corporation.

The following information supplements and supersedes the portfolio manager information contained in the sections of the prospectuses entitled “Fund Details – Management.”

The fund's primary portfolio managers are Steven Harvey and Daniel Rabasco, positions they have held since December 2009 and February 2012, respectively.  Mr. Harvey is Director of Relationship Management, leading the Tax Sensitive Fixed Income client service effort at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation, where he has been employed since 2000.  Mr. Rabasco is the Chief Investment Officer for Tax Sensitive Fixed Income at Standish, where he has been employed since 1998.  Messrs. Harvey and Rabasco also manage certain other municipal bond funds managed by The Dreyfus Corporation,  where they have been employed since December 2008 and February 2012, respectively.

February 7, 2012

DREYFUS MUNICIPAL FUNDS, INC.

-Dreyfus High Yield Municipal Bond Fund

Supplement to Prospectus
dated January 1, 2012

The following information supplements and supersedes the portfolio manager information contained in the sections of the prospectuses entitled “Fund Summary – Portfolio Management.”

The fund’s investment adviser is The Dreyfus Corporation.  The fund's primary portfolio managers are Jeffrey Burger and Daniel Barton, positions they have held since November 2011 and February 2012, respectively.  Mr. Burger is a senior analyst for tax sensitive strategies at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation. Mr. Barton is a senior analyst for tax sensitive strategies at Standish. Messrs. Burger and Burton are also employees of The Dreyfus Corporation.

The following information supplements and supersedes the portfolio manager information contained in the sections of the prospectuses entitled “Fund Details – Management.”

The fund's primary portfolio managers are Jeffrey Burger and Daniel Barton, positions they have held since November 2011 and February 2012, respectively.  Mr. Burger is a senior analyst for tax sensitive strategies at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation, where he has been employed since July 2009.  Prior to joining Standish, Mr. Burger was a portfolio manager and senior analyst at Columbia Management. Mr. Barton is a senior analyst for tax sensitive strategies at Standish, where he has been employed since 2005.  Messrs. Burger and Barton also manage certain other municipal bond funds managed by The Dreyfus Corporation,  where they have been employed since December 2009.